Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Interest And Finance Costs
Schedule of Interest and Finance Costs

The amounts in the accompanying unaudited interim Condensed Consolidated Statements of Comprehensive Income are analyzed as follows:

	Six months ended June 30,
	2024	2025
Interest on long-term debt (Note 7)	$2,935	$2,800
Amortization of financing costs	114	115
Financing fees and charges	24	29
Total	$3,073	$2,944